Expense Example, No Redemption (Vanguard Mid-Cap Growth Fund Retail)	Vanguard Mid-Cap Growth Fund Vanguard Mid-Cap Growth Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	148
5 YEAR	258
10 YEAR	579